PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10

Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102-4077

October 15, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           485(a) Filing for Prudential Investment Portfolios, Inc. 10

Securities Act File No. 333-23017

Investment Company Act File No. 811-08085

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant.  The purpose for the filing of this Post-Effective Amendment is to add a new class of shares, known as Class “Q” shares, to the Registrant’s registration statement for Registrant’s two series:  Prudential Jennison Equity Income Fund and Prudential Mid-Cap Value Fund.  In addition, the registration statement also adds a new class of shares, known as Class “R” shares, for Prudential Jennison Equity Income Fund only.

Thank you for your attention to this filing.

Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary